Securities (Schedule of Investments' Gross Unrealized Losses and Fair Value Aggregated by Security Type and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
State and municipal [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	$ 1,296	$ 19,140
Less than 12 Months, Unrealized Losses	(2)	(390)
12 Months or More, Fair Value	481	56,740
12 Months or More, Unrealized Losses	(1)	(1,600)
Total, Fair Value	1,777	75,880
Total, Unrealized Losses	(3)	(1,990)
Corporate Obligations [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value		2,045
Less than 12 Months, Unrealized Losses		(21)
12 Months or More, Fair Value		6,595
12 Months or More, Unrealized Losses		(235)
Total, Fair Value		8,640
Total, Unrealized Losses		(256)
Mortgage-backed Securities-Government Sponsored Entities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	32,415	8,444
Less than 12 Months, Unrealized Losses	(241)	(22)
12 Months or More, Fair Value	61,096	122,950
12 Months or More, Unrealized Losses	(843)	(5,176)
Total, Fair Value	93,511	131,394
Total, Unrealized Losses	(1,084)	(5,198)
Fixed income [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	33,711	29,629
Less than 12 Months, Unrealized Losses	(243)	(433)
12 Months or More, Fair Value	61,577	186,285
12 Months or More, Unrealized Losses	(844)	(7,011)
Total, Fair Value	95,288	215,914
Total, Unrealized Losses	$ (1,087)	$ (7,444)